INVESTMENT PROPERTIES - Schedule of Changes in Fair Value of Investment Properties (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Fair value, beginning of period	$ 124,152
Additions	5,975
Right-of-use assets	4,700		$ 4,800
Dispositions	(1,138)
Fair value changes	(137)
Foreign currency translation and other	(1,730)
Fair value, end of period2	$ 127,235
Investment property [member] | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of detailed information about investment property [line items]
Right-of-use assets		$ 113